UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04267

Institutional Fiduciary Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 03/31/14

Item 1. Schedule of Investments.

Institutional Fiduciary Trust
Statement of Investments, March 31, 2014 (unaudited)

Money Market Portfolio	Shares	Value
Mutual Funds (Cost $18,911,627,217) 100.0%
[a]The Money Market Portfolio	18,911,627,217	$18,911,627,217
Other Assets, less Liabilities 0.0%†		440,974
Net Assets 100.0%		$18,912,068,191

† Rounds to less than 0.1% of net assets.
a Non-income producing.

Quarterly Statement of Investments | See Notes to Statement of Investments.

Institutional Fiduciary Trust

Notes to Statement of Investments (unaudited)

Money Market Portfolio

1. ORGANIZATION

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one fund, the Institutional Fiduciary Trust Money Market Portfolio (Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At March 31, 2014, the Fund owned 89.73% of the Portfolio.

3. INCOME TAXES

At March 31, 2014, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2014, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The Money Market Portfolios

Statement of Investments, March 31, 2014 (unaudited)

The Money Market Portfolio	Principal Amount*	Value
Investments 95.3%
Certificates of Deposit 19.8%
Bank of Montreal, Chicago Branch, 0.10%, 4/03/14 - 4/04/14	$400,000,000	$400,000,000
Bank of Montreal, Chicago Branch, 0.14%, 5/05/14	400,000,000	400,000,000
Bank of Montreal, Chicago Branch, 0.14%, 5/19/14	225,000,000	225,000,000
Bank of Nova Scotia, Houston Branch, 0.14%, 4/07/14	100,000,000	100,000,000
Bank of Nova Scotia, Houston Branch, 0.14%, 5/01/14	275,000,000	275,002,291
Royal Bank of Canada, New York Branch, 0.18%, 4/02/14	250,000,000	250,000,000
Royal Bank of Canada, New York Branch, 0.18% - 0.22%, 9/19/14 - 10/09/14	375,000,000	375,000,000
The Toronto-Dominion Bank, New York Branch, 0.15%, 6/09/14	240,000,000	240,000,000
The Toronto-Dominion Bank, New York Branch, 0.11% - 0.16%, 4/02/14 - 7/02/14	800,000,000	800,002,424
Wells Fargo Bank NA, California Branch, 0.12%, 4/07/14	285,000,000	285,000,000
Wells Fargo Bank NA, California Branch, 0.12%, 4/08/14	525,000,000	525,000,000
Wells Fargo Bank NA, California Branch, 0.14%, 6/02/14	300,000,000	300,000,000
Total Certificates of Deposit (Cost $4,175,004,715)		4,175,004,715
[a]Commercial Paper 62.6%
3M Co., 4/01/14 - 4/04/14	92,000,000	91,999,792
Bank of Nova Scotia, 4/07/14 - 5/20/14 (Canada)	395,000,000	394,965,734
Bank of Nova Scotia, 6/02/14 (Canada)	340,000,000	339,903,383
Chevron Corp., 4/25/14 - 6/06/14	969,300,000	969,212,251
Coca-Cola Co., 4/04/14 - 4/11/14	75,000,000	74,999,202
Commonwealth Bank of Australia, 4/15/14 (Australia)	20,366,000	20,365,446
Export Development Canada, 4/08/14 - 9/15/14 (Canada)	975,000,000	974,743,507
Exxon Mobil Corp., 4/11/14	215,000,000	214,997,611
Exxon Mobil Corp., 4/01/14 - 4/14/14	226,600,000	226,598,290
General Electric Co., 6/02/14	200,000,000	199,972,445
Johnson & Johnson, 4/01/14	280,000,000	280,000,000
Johnson & Johnson, 4/03/14 - 5/27/14	342,000,000	341,987,843
Merck & Co. Inc., 4/25/14 - 5/12/14	208,100,000	208,089,626
Merck & Co. Inc., 5/15/14	310,000,000	309,969,689
National Australia Funding, 4/01/14 (Australia)	1,055,000,000	1,055,000,000
Nestle Capital Corp., 4/07/14 (Switzerland)	291,500,000	291,495,870
Nestle Capital Corp., 5/12/14 - 5/13/14 (Switzerland)	210,000,000	209,975,805
Nestle Finance International Ltd., 5/08/14 (Switzerland)	275,000,000	274,971,736
Nestle Finance International Ltd., 4/07/14 - 5/13/14 (Switzerland)	275,000,000	274,985,250
PepsiCo Inc., 4/02/14 - 5/16/14	798,689,000	798,656,648
PepsiCo Inc., 5/23/14	250,000,000	249,971,111
Pfizer Inc., 5/22/14	300,000,000	299,970,250
Pfizer Inc., 6/10/14	350,000,000	349,945,556
Pfizer Inc., 5/14/14 - 6/18/14	359,250,000	359,197,685
Procter & Gamble Co., 4/01/14 - 6/17/14	685,920,000	685,841,462
Province of British Columbia, 7/30/14 (Canada)	44,000,000	43,982,400
Province of Ontario, 4/02/14 (Canada)	265,000,000	264,999,264
Province of Ontario, 4/07/14 (Canada)	250,000,000	249,995,833
Province of Ontario, 4/10/14 (Canada)	219,325,000	219,319,564
Province of Ontario, 4/09/14 - 5/08/14 (Canada)	329,099,000	329,068,933
Shell International Finance BV, 4/09/14 - 4/24/14 (United Kingdom)	395,739,000	395,725,694
Total Capital Canada Ltd., 4/03/14 (France)	300,000,000	299,998,833
Total Capital Canada Ltd., 4/22/14 (France)	211,000,000	210,991,384
Total Capital Canada Ltd., 4/17/14 - 6/19/14 (France)	438,000,000	437,947,462
Total Fina ELF Capital, 4/11/14 - 5/07/14 (France)	98,000,000	97,988,687
United Parcel Service Inc., 5/01/14	95,000,000	94,995,250
Wal-Mart Stores Inc., 4/16/14	360,000,000	359,991,000
Wal-Mart Stores Inc., 5/12/14	269,500,000	269,477,678
Wal-Mart Stores Inc., 4/07/14 - 5/14/14	417,152,000	417,134,247
Total Commercial Paper (Cost $13,189,432,421)		13,189,432,421
U.S. Government and Agency Securities 10.4%
[a]FFCB, 4/01/14 - 4/21/14	475,000,000	474,994,361
[a,b]International Bank for Reconstruction and Development,
4/09/14 (Supranational)	250,000,000	249,996,389
4/01/14 - 4/23/14 (Supranational)	500,000,000	499,984,819

Quarterly Statement of Investments | See Notes to Statements of Investments

The Money Market Portfolios

Statement of Investments, March 31, 2014 (unaudited) (continued)
[a]U.S. Treasury Bills,
4/03/14	275,000,000	274,999,451
4/10/14	350,000,000	349,997,200
4/17/14 - 4/24/14	350,000,000	349,989,882
Total U.S. Government and Agency Securities (Cost $2,199,962,102)		2,199,962,102
Municipal Bonds 0.2%
[c]California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 0.07%, 7/01/23	26,790,000	26,790,000
[c]Metropolitan Water District of Southern California Special Water Revenue, Refunding, Series A, Weekly VRDN and Put,
0.04%, 10/01/29	5,620,000	5,620,000
Total Municipal Bonds (Cost $32,410,000)		32,410,000
Total Investments before Repurchase Agreements (Cost $19,596,809,238)		19,596,809,238
[d]Repurchase Agreements 2.3%
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.05%, 4/01/14 (Maturity Value $5,000,007)
Collateralized by U.S. Government and Agency Securities, 1.80%, 4/30/21 (valued at
$5,060,345)	5,000,000	5,000,000
Barclays Capital Inc., 0.03%, 4/01/14 (Maturity Value $300,000,250)
Collateralized by U.S. Treasury Notes, 2.125%, 12/31/15 (valued at $307,482,376)	300,000,000	300,000,000
Deutsche Bank Securities Inc., 0.05%, 4/01/14 (Maturity Value $110,000,153)
Collateralized by [a]U.S. Treasury Bills, 4/10/14 - 10/16/14; U.S. Treasury Bonds,
7.25% - 9.875, 11/15/15 - 2/15/19; U.S. Treasury Notes, 0.00% - 4.75%, 4/15/14 –
3/31/19; and U.S. Treasury Notes, Index Linked , 1.375% - 2.125%, 1/15/16 –
1/15/19 (valued at $111,731,554)	110,000,000	110,000,000
Goldman, Sachs & Co., 0.07%, 4/01/14 (Maturity Value $75,000,146)
Collateralized by U.S. Government and Agency Securities, 1.660%, 12/10/18 (valued
at $77,035,955)	75,000,000	75,000,000
HSBC Securities (USA) Inc., 0.04%, 4/01/14 (Maturity Value $5,000,006)
Collateralized by U.S. Government and Agency Securities, 0.129%, 4/01/14 (valued
at $5,103,349)	5,000,000	5,000,000
Total Repurchase Agreements (Cost $495,000,000)		495,000,000
Total Investments (Cost $20,091,809,238) 95.3%		20,091,809,238
Other Assets, less Liabilities 4.7%		980,775,162
Net Assets 100.0%		$21,072,584,400

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a The security is traded on a discount basis with no stated coupon rate.
b A supranational organization is an entity formed by two or more central governments through international treaties.
c Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
d At March 31, 2014, all repurchase agreements had been entered into on that date.

ABBREVIATIONS
Selected Portfolio

FFCB - Federal Farm Credit Bank
GO - General Obligation

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end management investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under procedures approved by the Portfolio’s Board of Trustees (the Board), the Portfolio’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

3. INCOME TAXES

At March 31, 2014, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.) Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2014, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INSTITUTIONAL FIDUCIARY TRUST

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 27, 2014

By    /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 27, 2014